UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio
June 30, 2018
unaudited
Common stocks 94.20% Information technology 26.28%	Shares	Value (000)
Facebook, Inc., Class A1	12,537,400	$2,436,268
Alphabet Inc., Class C1	926,723	1,033,898
Alphabet Inc., Class A1	622,800	703,260
Microsoft Corp.	16,787,000	1,655,366
ASML Holding NV	5,545,109	1,098,906
ASML Holding NV (New York registered)	2,759,470	546,292
Taiwan Semiconductor Manufacturing Co., Ltd.	204,045,941	1,448,938
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	108,020
Mastercard Inc., Class A	5,789,900	1,137,831
Broadcom Inc.	4,655,900	1,129,708
Visa Inc., Class A	7,382,100	977,759
Samsung Electronics Co., Ltd.	21,108,821	883,559
Samsung Electronics Co., Ltd., nonvoting preferred	596,200	20,141
Samsung Electronics Co., Ltd.[2]	404,800	16,944
GoDaddy Inc., Class A1,3	9,948,440	702,360
Nintendo Co., Ltd.	2,122,100	693,854
Murata Manufacturing Co., Ltd.	3,354,000	564,074
ServiceNow, Inc.[1]	2,921,675	503,901
Largan Precision Co., Ltd.	2,691,000	396,300
Intel Corp.	7,555,000	375,559
ON Semiconductor Corp.[1]	16,686,900	371,033
Texas Instruments Inc.	3,311,800	365,126
Amadeus IT Group SA, Class A, non-registered shares	4,505,462	355,676
Temenos AG	2,178,219	329,933
AAC Technologies Holdings Inc.	23,338,210	328,703
VeriSign, Inc.[1]	2,159,944	296,820
Global Payments Inc.	2,282,000	254,420
QUALCOMM Inc.	4,131,100	231,837
Amphenol Corp., Class A	2,587,900	225,535
SAP SE	1,911,024	220,826
Activision Blizzard, Inc.	2,885,500	220,221
Trimble Inc.[1]	6,634,000	217,861
Autodesk, Inc.[1]	1,465,000	192,047
Telefonaktiebolaget LM Ericsson, Class B	24,607,559	190,283
FLIR Systems, Inc.	3,644,000	189,379
Apple Inc.	795,600	147,274
Keyence Corp.	237,000	133,918
Western Digital Corp.	1,500,000	116,115
DXC Technology Co.	1,250,000	100,763
Halma PLC	5,564,540	100,610
MercadoLibre, Inc.	294,900	88,154
TE Connectivity Ltd.	913,975	82,313
PayPal Holdings, Inc.[1]	945,580	78,738
Renesas Electronics Corp.[1]	6,877,011	67,456
Symantec Corp.	3,073,000	63,457
MediaTek Inc.	6,275,000	61,745
Workday, Inc., Class A1	363,500	44,027
New Perspective Fund — Page 1 of 11

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
NetApp, Inc.	536,300	$42,116
LG Display Co., Ltd.	800,000	13,136
		21,562,460
Consumer discretionary 19.47%
Amazon.com, Inc.[1]	2,210,132	3,756,782
Naspers Ltd., Class N	5,732,042	1,456,254
Netflix, Inc.[1]	3,341,000	1,307,768
Tesla, Inc.[1]	2,618,000	897,843
NIKE, Inc., Class B	11,145,000	888,034
Booking Holdings Inc.[1]	373,080	756,267
LVMH Moët Hennessy-Louis Vuitton SE	1,950,166	649,516
adidas AG	2,225,170	485,800
Hilton Worldwide Holdings Inc.	5,986,101	473,860
Home Depot, Inc.	2,125,000	414,587
Norwegian Cruise Line Holdings Ltd.[1]	8,099,456	382,699
Hermès International	521,240	318,839
Ctrip.com International, Ltd. (ADR)[1]	6,640,300	316,277
Starbucks Corp.	6,033,600	294,741
Valeo SA, non-registered shares	4,848,000	265,071
Suzuki Motor Corp.	4,747,400	262,337
Peugeot SA	10,400,000	237,559
Burberry Group PLC	7,802,931	222,435
Kering SA	371,180	209,623
MGM Resorts International	6,890,000	200,017
Samsonite International SA	52,248,200	184,803
Newell Brands Inc.	6,985,200	180,148
Altice Europe NV, Class A1	44,066,892	179,600
Industria de Diseño Textil, SA	4,669,248	159,547
McDonald’s Corp.	979,900	153,540
Melco Resorts & Entertainment Ltd. (ADR)	5,000,000	140,000
Wynn Resorts, Ltd.	829,500	138,808
Hyundai Motor Co.	1,160,350	130,663
Ryohin Keikaku Co., Ltd.	366,800	129,207
CBS Corp., Class B	1,908,924	107,320
SES SA, Class A (FDR)	5,807,717	106,414
Restaurant Brands International Inc.	1,466,000	88,400
Royal Caribbean Cruises Ltd.	785,900	81,419
Domino’s Pizza, Inc.	257,667	72,706
GVC Holdings PLC	4,420,000	61,308
Nitori Holdings Co., Ltd.	350,000	54,627
Whirlpool Corp.	342,500	50,084
Walt Disney Co.	447,103	46,861
Wynn Macau, Ltd.	14,533,918	46,775
YUM! Brands, Inc.	595,000	46,541
DENSO Corp.	479,800	23,454
		15,978,534
Financials 10.26%
JPMorgan Chase & Co.	13,139,700	1,369,157
CME Group Inc., Class A	7,012,400	1,149,473
AIA Group Ltd.	111,018,600	970,719
Chubb Ltd.	4,220,800	536,126
Moody’s Corp.	2,989,700	509,923
Prudential PLC	21,565,222	493,651
New Perspective Fund — Page 2 of 11

unaudited
Common stocks Financials (continued)	Shares	Value (000)
BlackRock, Inc.	913,789	$456,017
DNB ASA	18,042,754	352,909
ICICI Bank Ltd.[1]	32,135,719	129,171
ICICI Bank Ltd. (ADR)[1]	12,430,000	99,813
State Street Corp.	2,378,836	221,446
Bank of America Corp.	7,351,100	207,227
SVB Financial Group[1]	687,816	198,614
Intercontinental Exchange, Inc.	2,682,000	197,261
Bank of China Ltd., Class H	336,467,000	166,827
KBC Groep NV	1,928,564	148,914
Sampo Oyj, Class A	2,265,112	110,569
London Stock Exchange Group PLC	1,862,400	109,893
Arch Capital Group Ltd.[1]	3,824,850	101,206
Société Générale	2,181,000	91,984
Bank of New York Mellon Corp.	1,685,700	90,910
T. Rowe Price Group, Inc.	725,000	84,165
Berkshire Hathaway Inc., Class A1	280	78,971
Oversea-Chinese Banking Corp. Ltd.	7,639,500	65,265
Morgan Stanley	1,270,500	60,222
BNP Paribas SA	950,000	59,009
Goldman Sachs Group, Inc.	262,326	57,861
AXA SA	2,215,000	54,359
Banco Santander, SA	9,479,180	50,832
Credit Suisse Group AG	3,227,213	48,719
Münchener Rückversicherungs-Gesellschaft AG	207,179	43,804
UniCredit SPA	2,301,100	38,417
Mitsubishi UFJ Financial Group, Inc.	4,871,000	27,766
UBS Group AG	1,425,985	22,067
MetLife, Inc.	403,800	17,606
Brighthouse Financial, Inc.[1]	36,709	1,471
		8,422,344
Health care 8.40%
Intuitive Surgical, Inc.[1]	1,706,500	816,526
Boston Scientific Corp.[1]	22,172,200	725,031
Thermo Fisher Scientific Inc.	2,257,974	467,717
Regeneron Pharmaceuticals, Inc.[1]	1,318,000	454,697
Zoetis Inc., Class A	5,092,000	433,787
AstraZeneca PLC	4,838,202	335,415
Incyte Corp.[1]	4,885,500	327,328
Novo Nordisk A/S, Class B	6,600,133	306,215
Seattle Genetics, Inc.[1]	3,743,903	248,558
Novartis AG	2,923,051	222,203
IDEXX Laboratories, Inc.[1]	1,017,000	221,645
Vertex Pharmaceuticals Inc.[1]	1,287,543	218,831
Ultragenyx Pharmaceutical Inc.[1,3]	2,768,288	212,798
Agios Pharmaceuticals, Inc.[1]	2,086,622	175,756
Danaher Corp.	1,446,500	142,741
CSL Ltd.	960,000	136,846
HOYA Corp.	2,384,200	135,646
Essilor International SA	875,074	123,549
Hologic, Inc.[1]	3,070,000	122,033
Gilead Sciences, Inc.	1,672,300	118,466
Mylan NV1	3,200,000	115,648
Biogen Inc.[1]	390,000	113,194
New Perspective Fund — Page 3 of 11

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	1,850,000	$112,295
Bluebird Bio, Inc.[1]	715,000	112,219
Medtronic PLC	1,007,900	86,286
Eli Lilly and Co.	997,700	85,134
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,791,766	81,741
Roche Holding AG, non-registered shares, nonvoting	288,503	64,253
Abbott Laboratories	1,040,000	63,430
William Demant Holding A/S1	1,477,695	59,479
Fisher & Paykel Healthcare Corp. Ltd.	5,151,000	51,948
		6,891,415
Consumer staples 8.37%
Pernod Ricard SA	6,127,979	1,001,160
Nestlé SA	10,277,488	798,080
British American Tobacco PLC	10,034,370	507,202
Costco Wholesale Corp.	2,288,500	478,251
Coca-Cola Co.	8,966,800	393,284
KOSÉ Corp.	1,240,800	267,515
Carlsberg A/S, Class B	2,171,929	255,867
Walgreens Boots Alliance, Inc.	4,260,900	255,718
Philip Morris International Inc.	3,034,800	245,030
L’Oréal SA, bonus shares[4]	883,207	218,143
Associated British Foods PLC	5,750,959	207,809
Coca-Cola European Partners plc	5,060,479	205,658
Shoprite Holdings Ltd.	12,024,238	193,378
Mondelez International, Inc.	4,681,400	191,937
Asahi Group Holdings, Ltd.	3,567,800	182,781
Uni-Charm Corp.	6,050,000	182,131
WH Group Limited	191,507,000	155,977
Japan Tobacco Inc.	4,986,400	139,393
Reckitt Benckiser Group PLC	1,652,651	136,078
Fomento Económico Mexicano, SAB de CV (ADR)	800,000	70,232
Fomento Económico Mexicano, SAB de CV	6,125,000	53,955
Diageo PLC	3,449,522	123,919
Danone SA	1,506,374	110,597
Coca-Cola HBC AG (CDI)	2,515,322	84,019
PepsiCo, Inc.	748,100	81,446
Kao Corp.	1,045,000	79,757
Godrej Consumer Products Ltd.	4,283,229	76,625
Alimentation Couche-Tard Inc., Class B	1,744,700	75,792
Unilever NV, depository receipts	1,125,602	62,812
Unilever PLC	666,760	36,888
		6,871,434
Industrials 7.97%
Airbus SE, non-registered shares	8,131,539	952,070
Ryanair Holdings PLC (ADR)[1]	5,365,861	612,942
ASSA ABLOY AB, Class B	19,442,886	414,397
IDEX Corp.	3,023,500	412,647
Safran SA	3,361,970	408,512
TransDigm Group Inc.	1,101,650	380,224
Eaton Corp. PLC	4,093,900	305,978
Equifax Inc.	2,297,900	287,490
Caterpillar Inc.	1,972,000	267,541
Johnson Controls International PLC	7,660,649	256,249
New Perspective Fund — Page 4 of 11

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Fortive Corp.	2,800,000	$215,908
DSV A/S	2,609,593	210,896
Boeing Co.	609,000	204,326
Deere & Co.	1,387,700	194,000
Hoshizaki Corp.	1,412,335	143,000
Aalberts Industries NV, non-registered shares	2,847,000	136,380
FedEx Corp.	600,000	136,236
DP World Ltd.[4]	5,056,085	116,377
Edenred SA	3,619,413	114,376
Aggreko PLC	12,796,777	114,167
International Consolidated Airlines Group, SA (CDI)	12,955,000	113,526
PageGroup PLC	15,066,518	112,047
RELX PLC	4,403,200	94,285
Deutsche Post AG	1,775,000	57,977
Lockheed Martin Corp.	188,000	55,541
Larsen & Toubro Ltd.	2,525,314	46,997
Rheinmetall AG	413,106	45,618
SMC Corp.	110,900	40,698
General Electric Co.	2,559,200	34,831
C.H. Robinson Worldwide, Inc.	367,000	30,703
Hexcel Corp.	383,000	25,424
		6,541,363
Materials 5.92%
Vale SA, ordinary nominative (ADR)	57,805,119	741,062
Vale SA, ordinary nominative	10,731,155	137,304
Praxair, Inc.	3,313,100	523,967
Asahi Kasei Corp.	38,649,973	491,525
DowDuPont Inc.	6,752,005	445,092
Koninklijke DSM NV	4,355,000	437,987
Sherwin-Williams Co.	786,000	320,350
Shin-Etsu Chemical Co., Ltd.	3,095,300	276,023
Nutrien Ltd. (CAD denominated)	4,155,400	226,063
Chr. Hansen Holding A/S	1,919,776	177,355
LafargeHolcim Ltd.	3,239,694	158,272
Air Liquide SA, non-registered shares	1,081,582	136,033
Newcrest Mining Ltd.	8,420,577	135,850
Rio Tinto PLC	2,040,000	113,103
LANXESS AG	1,325,000	103,362
First Quantum Minerals Ltd.	6,850,000	100,928
Linde AG, non-registered shares	370,000	88,318
BHP Billiton PLC	3,400,200	76,555
Tata Steel Ltd.	6,978,822	57,830
Glencore PLC	11,500,000	54,941
CF Industries Holdings, Inc.	622,500	27,639
Barrick Gold Corp.	1,845,600	24,233
		4,853,792
Energy 4.24%
Enbridge Inc. (CAD denominated)	14,590,984	521,642
Enbridge Inc. (CAD denominated)[2]	2,323,647	83,072
Royal Dutch Shell PLC, Class B	13,927,200	498,753
Royal Dutch Shell PLC, Class A	411,721	14,285
Reliance Industries Ltd.	31,910,000	452,906
EOG Resources, Inc.	2,811,900	349,885
New Perspective Fund — Page 5 of 11

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Occidental Petroleum Corp.	3,300,300	$276,169
Schlumberger Ltd.	3,732,500	250,190
Canadian Natural Resources, Ltd. (CAD denominated)	6,438,000	232,368
Baker Hughes, a GE Co., Class A	6,990,000	230,880
ConocoPhillips	2,720,000	189,366
Halliburton Co.	3,440,700	155,038
Ensco PLC, Class A	12,259,925	89,007
Core Laboratories NV	399,500	50,421
Oil Search Ltd.	6,417,335	42,267
Chevron Corp.	305,700	38,650
		3,474,899
Telecommunication services 1.19%
SoftBank Group Corp.	6,062,234	436,564
América Móvil, SAB de CV, Series L (ADR)	19,353,600	322,431
Vodafone Group PLC	52,701,167	127,851
MTN Group Ltd.	7,953,498	62,561
Koninklijke KPN NV	9,839,229	26,773
		976,180
Utilities 1.03%
AES Corp.	19,748,800	264,831
Sempra Energy	2,024,700	235,088
Enel SPA	31,841,230	176,885
Ørsted AS	2,800,000	169,406
		846,210
Real estate 0.45%
American Tower Corp. REIT	1,319,800	190,276
CK Asset Holdings Ltd.	14,712,500	116,828
Digital Realty Trust, Inc. REIT	591,900	66,044
		373,148
Miscellaneous 0.62%
Other common stocks in initial period of acquisition		505,383
Total common stocks (cost: $46,923,538,000)		77,297,162
Convertible bonds 0.05% Energy 0.05%	Principal amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 2019[5]	$2,964	11
Cobalt International Energy, Inc., convertible notes, 3.125% 2024[5]	50,413	192
Weatherford International PLC, convertible notes, 5.875% 2021	41,537	40,981
		41,184
Total convertible bonds (cost: $72,191,000)		41,184
New Perspective Fund — Page 6 of 11

unaudited
Bonds, notes & other debt instruments 0.01% U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2018	$10,000	$9,996
Total U.S. Treasury bonds & notes		9,996
Total bonds, notes & other debt instruments (cost: $9,996,000)		9,996
Short-term securities 5.74%
Australia & New Zealand Banking Group, Ltd. 2.22% due 9/24/2018[2]	58,100	57,779
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.24% due 9/21/2018	50,000	49,740
BNP Paribas, New York Branch 2.22% due 9/4/2018	89,100	88,747
CAFCO, LLC 2.27% due 8/7/2018–8/10/2018[2]	75,000	74,823
Canadian Imperial Bank of Commerce 1.89%–2.20% due 7/25/2018–9/12/2018[2]	75,000	74,751
Canadian Imperial Holdings Inc. 2.24% due 7/3/2018	75,000	74,984
Chariot Funding, LLC 1.87%–2.31% due 7/2/2018–7/3/2018[2]	75,000	74,987
Ciesco LLC 2.27% due 9/7/2018[2]	25,000	24,892
Coca-Cola Co. 2.02% due 8/15/2018[2]	75,000	74,802
CPPIB Capital Inc. 1.95%–2.00% due 7/23/2018–8/14/2018	100,000	99,805
Essilor International 1.95% due 7/13/2018[2]	50,000	49,962
ExxonMobil Corp. 1.96%–2.02% due 8/1/2018–8/16/2018	125,000	124,751
Fairway Finance Corp. 2.24%–2.27% due 7/24/2018–9/6/2018[2]	60,000	59,858
Federal Farm Credit Banks 1.80% due 12/18/2018	59,800	59,200
Federal Home Loan Bank 1.72%–1.94% due 7/2/2018–9/25/2018	735,000	734,093
Freddie Mac 1.80%–1.89% due 7/18/2018–8/20/2018	201,000	200,505
Gotham Funding Corp. 2.01% due 7/3/2018[2]	50,000	49,989
Hydro-Québec 2.02% due 8/2/2018[2]	93,900	93,725
ING (U.S.) Funding LLC 2.35% due 11/8/2018	100,600	99,704
John Deere Capital Corp. 2.01% due 7/9/2018[2]	50,000	49,973
Jupiter Securitization Co., LLC 1.95% due 7/11/2018[2]	50,000	49,967
Liberty Street Funding Corp. 2.31% due 7/19/2018[2]	50,000	49,944
Mitsubishi UFJ Trust and Banking Corp. 2.00% due 8/1/2018[2]	50,000	49,906
Mizuho Bank, Ltd. 2.24%–2.28% due 8/27/2018–9/20/2018[2]	98,900	98,523
MUFG Bank, Ltd., New York Branch. 2.27% due 8/14/2018	50,000	49,865
National Australia Bank Ltd. 2.20%–2.22% due 9/4/2018–9/20/2018[2]	207,000	206,022
Nordea Bank AB 1.91%–2.24% due 7/25/2018–9/24/2018[2]	213,000	212,068
Pfizer Inc. 1.97% due 7/17/2018[2]	50,000	49,952
Province of Alberta 2.20%–2.29% due 7/9/2018–9/4/2018[2]	55,000	54,889
Québec (Province of) 1.93% due 7/16/2018[2]	50,000	49,951
Roche Holdings, Inc. 1.96% due 7/30/2018[2]	30,000	29,949
Starbird Funding Corp. 2.28% due 8/21/2018[2]	29,000	28,909
Sumitomo Mitsui Banking Corp. 2.00%–2.28% due 7/9/2018–9/13/2018[2]	162,900	162,440
Svenska Handelsbanken Inc. 2.16% due 8/29/2018[2]	50,000	49,825
Swedbank AB 1.91%–2.23% due 7/10/2018–7/25/2018	250,000	249,730
Toronto-Dominion Bank 2.17%–2.25% due 7/23/2018–8/13/2018[2]	172,400	172,028
Total Capital SA 2.15% due 7/18/2018[2]	35,000	34,963
U.S. Treasury Bills 1.59%–2.00% due 7/19/2018–11/23/2018	635,800	634,183
Unilever Capital Corp. 2.00% due 7/2/2018–8/7/2018[2]	206,700	206,453
Victory Receivables Corp. 2.00% due 7/11/2018[2]	50,000	49,967
Total short-term securities (cost: $4,706,715,000)		4,706,604
Total investment securities 100.00% (cost: $51,712,440,000)		82,054,946
Other assets less liabilities (0.00)%		(2,543)
Net assets 100.00%		$82,052,403
New Perspective Fund — Page 7 of 11

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD1,597	JPY175,930	Goldman Sachs	7/18/2018	$6
USD34,195	JPY3,754,000	Bank of America, N.A.	7/25/2018	228
JPY3,754,000	USD33,971	Citibank	7/25/2018	(3)
				$231
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 1.12%
Information technology 0.86%
GoDaddy Inc., Class A1	2,708,500	7,239,940	—	9,948,440	$—	$239,690	$—	$702,360
Health care 0.26%
Ultragenyx Pharmaceutical Inc.[1]	2,122,900	645,388	—	2,768,288	—	66,681	—	212,798
Total 1.12%					$—	$306,371	$—	$915,158
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,341,313,000, which represented 2.85% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $334,520,000, which represented .41% of the net assets of the fund. This amount includes $116,377,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[5]	Scheduled interest and/or principal payment was not received.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
New Perspective Fund — Page 8 of 11

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $114,702,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
New Perspective Fund — Page 9 of 11

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2018 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,562,460	$—	$—	$21,562,460
Consumer discretionary	15,978,534	—	—	15,978,534
Financials	8,422,344	—	—	8,422,344
Health care	6,891,415	—	—	6,891,415
Consumer staples	6,653,291	218,143	—	6,871,434
Industrials	6,424,986	116,377	—	6,541,363
Materials	4,853,792	—	—	4,853,792
Energy	3,474,899	—	—	3,474,899
Telecommunication services	976,180	—	—	976,180
Utilities	846,210	—	—	846,210
Real estate	373,148	—	—	373,148
Miscellaneous	505,383	—	—	505,383
Convertible bonds	—	41,184	—	41,184
Bonds, notes & other debt instruments	—	9,996	—	9,996
Short-term securities	—	4,706,604	—	4,706,604
Total	$76,962,642	$5,092,304	$—	$82,054,946

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$234	$—	$234
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3)	—	(3)
Total	$—	$231	$—	$231
*	Securities with a value of $26,661,300,000, which represented 32.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars
New Perspective Fund — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-007-0818O-S66044	New Perspective Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2018